Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Retirement Benefit Plans [Abstract]
Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans

The amounts included in the consolidated balance sheets arising from the Company’s obligation in respect of its defined benefit plans were as follows:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Present value of funded defined benefit obligations	$27,985	$27,305
Fair value of plan assets	(34,762)	(34,842)
Funded status - surplus	$(6,777)	$(7,537)

Net defined benefit liabilities	$2,107	$2,329
Net defined benefit assets	(8,884)	(9,866)
	$(6,777)	$(7,537)

Movements in Defined Benefit Obligation and Fair Value of Plan Assets

Movements in the defined benefit obligations and the fair value of plan assets were as follows:

	Present Value of Funded Defined Benefit Obligations	Fair Value of Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$
		(In Millions)
Balance on January 1, 2023	$33,599	$36,580	$(2,981)
Current service cost	1,006	—	1,006
Loss on settlements	1	—	1
Interest expense/interest income	403	452	(49)
Amounts recognized in profit or loss	1,410	452	958
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	309	(309)
Actuarial gain recognized from changes in demographic assumptions	(100)	—	(100)
Actuarial loss recognized from experience adjustments	252	—	252
Amounts recognized in other comprehensive income	152	309	(157)
Contributions from employer	—	1,386	(1,386)
Benefits paid	(4,549)	(4,549)	—
Benefits paid directly by the Company	(299)	—	(299)
Balance on December 31, 2023	30,313	34,178	(3,865)
Current service cost	904	—	904
Interest expense/interest income	372	422	(50)
Amounts recognized in profit or loss	1,276	422	854
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	3,105	(3,105)
Actuarial gain recognized from changes in financial assumptions	(382)	—	(382)
Actuarial loss recognized from experience adjustments	1,232	—	1,232
Amounts recognized in other comprehensive income	850	3,105	(2,255)
Contributions from employer	—	1,245	(1,245)
Benefits paid	(4,188)	(4,188)	—
Settlement of plan obligation of subsidiaries	—	—	—
Benefits paid directly by the Company	(266)	—	(266)
Balance on December 31, 2024	27,985	34,762	(6,777)
Current service cost	810	—	810
Interest expense/interest income	471	602	(131)
Amounts recognized in profit or loss	1,281	602	679
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	2,399	(2,399)
Actuarial gain recognized from changes in demographic assumptions	(7)	—	(7)
Actuarial loss recognized from changes in financial assumptions	807	—	807
Actuarial loss recognized from experience adjustments	1,501	—	1,501
Amounts recognized in other comprehensive income	2,301	2,399	(98)
Contributions from employer	—	1,118	(1,118)
Benefits paid	(4,039)	(4,039)	—
Benefits paid directly by the Company	(223)	—	(223)
Balance on December 31, 2025	$27,305	$34,842	$(7,537)

Pension Costs Recognized in Profit and Loss for Defined Benefit Plans

Relevant pension costs recognized in profit and loss for defined benefit plans were as follows:

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Operating costs	$488	$416	$320
Marketing expenses	334	314	253
General and administrative expenses	78	73	61
Research and development expenses	35	32	29
	$935	$835	$663

Principal Assumptions Used for Actuarial Valuations

The principal assumptions used for the purpose of the actuarial valuations were as follows:

	Measurement Date
	December 31
	2024	2025
Discount rates	1.75%	1.50%
Expected rates of salary increase	1.00%-2.25%	1.00%-2.50%

Effect on Present Value of Defined Benefit Obligation Due to a Reasonably Possible Change of the Significant Actuarial Assumptions

If reasonably possible changes of the respective significant actuarial assumptions occur at the end of reporting periods, while holding all other assumptions constant, the present values of the defined benefit obligations would increase (decrease) as follows:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Discount rates
0.5% increase	$(790)	$(723)
0.5% decrease	$836	$889
Expected rates of salary increase
0.5% increase	$904	$956
0.5% decrease	$(862)	$(791)

Summary of Sensitivity Analysis	There is no change in the methods and assumptions used in preparing the sensitivity analysis from the previous period.

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
The expected contributions to the plan for the next year	$1,224	$1,096
The average duration of the defined benefit obligations	6-10years	5.7-9 years

Maturity Analysis of Undiscounted Benefit Payments

As of December 31, 2025, the Company’s maturity analysis of the undiscounted benefit payments was as follows:

Year	Amount
NT$
(In Millions)
2026	$2,423
2027	3,927
2028	3,484
2029	2,768
2030 and thereafter	12,243
$24,845